Sales - Trade receivables - Additional information (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Trade receivables
Proceeds from the sale of receivables	€ 385	€ 640